Concentrations (Details) - Schedule of total accounts payable - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Concentrations (Details) - Schedule of total accounts payable [Line Items]
Accounts payable	$ 466,405
Accounts payable percentage	59.00%
Suppliers A [Member]
Concentrations (Details) - Schedule of total accounts payable [Line Items]
Accounts payable	$ 191,645	[1]
Accounts payable percentage	24.00%	[1]
Suppliers B [Member]
Concentrations (Details) - Schedule of total accounts payable [Line Items]
Accounts payable	$ 159,767	[1]
Accounts payable percentage	20.00%	[1]
Suppliers C [Member]
Concentrations (Details) - Schedule of total accounts payable [Line Items]
Accounts payable	$ 114,993	[1]
Accounts payable percentage	15.00%	[1]

[1]	The percentage is below 10%.